Common Stock - Class A Common Stock Reserved for Future Issuance (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A common stock warrants
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)		95,034	95,034
Preferred stock warrants
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)		164,676	164,676
Class A common stock options granted and outstanding
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	3,005,809	1,883,938	1,065,984
Class A shares available for issuance under incentive plans
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	1,608,065	305,373	23,314
Convertible preferred stock
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)		10,705,829	5,040,369
Class B convertible common stock
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)		554,843	554,843